                                      2003

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Nationwide(R) Variable Account - 10
June 30, 2003

[LOGO] The BEST of AMERICA(R)

                                                              Semi-Annual Report

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                                                                [LOGO]
                                                             Nationwide(R)

                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

APO-4740-6/03

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                                     [LOGO]
                                 Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2003 semi-annual report of the Nationwide Variable Account-10.

Equity investments began showing new life during the first half of 2003 after a long and frustrating three year hiatus. All of the major U.S. stock indices registered double-digit gains during the most recent quarter and closed out the first six months of the year in solid positive territory. In addition, most of the major international markets also participated in this first-half equity rally. Fixed income investments held-up during the period, though not in as robust a fashion as earlier periods.

Recent economic statistics herald an encouraging outlook for the U.S. economy. Second quarter GDP growth came in at 2.4% and worker employment statistics show improvement. Interest rates continue at historic low levels and inflation remains at an almost nonexistent level. And, the fiscal stimulus of recent tax cuts has yet to be fully reflected in the economy. We believe this creates an environment for continued improvement in corporate earnings and the extension of a favorable investment climate for financial assets. Your Nationwide variable annuity or variable life contract well positions you to further participate in this improving investment outlook.

Thank you for choosing Nationwide; we sincerely appreciate the opportunity to help you meet your investment planning and retirement needs.


                                   /s/ Joseph J. Gasper
                               ---------------------------
                               Joseph J. Gasper, President
                                    August 12, 2003

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-10. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-377-7701 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 26, provide further disclosures about the variable account and its underlying contract provisions.

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                         NATIONWIDE VARIABLE ACCOUNT-10

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2003
                                   (UNAUDITED)

Assets:

   Investments at fair value:

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         12,787 shares (cost $92,234) .................................................   $   72,759

      American Century VP International Fund - Class I (ACVPInt)
         15,321 shares (cost $142,002) ................................................       83,040

      American Century VP Value Fund - Class I (ACVPVal)
         6,009 shares (cost $41,800) ..................................................       39,717

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         944 shares (cost $9,774) .....................................................        8,140

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         346 shares (cost $4,259) .....................................................        3,672

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         4,309 shares (cost $51,227) ..................................................       53,040

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         4,105 shares (cost $148,023) .................................................       85,548

      Dreyfus Stock Index Fund (DryStkIx)
         9,571 shares (cost $304,665) .................................................      238,323

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         1,223 shares (cost $46,565) ..................................................       38,174

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         3,160 shares (cost $24,656) ..................................................       24,394

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         12,373 shares (cost $137,115) ................................................      146,746

      Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         3,832 shares (cost $89,591) ..................................................       75,259

      Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
         5,256 shares (cost $210,216) .................................................      138,819

      Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
         6,610 shares (cost $39,242) ..................................................       42,171

      Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         2,032 shares (cost $36,533) ..................................................       24,309

      Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         4,370 shares (cost $101,273) .................................................       86,009

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOPS)
         1,762 shares (cost $32,359) ..................................................       23,099

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

      Fidelity(R) VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         333 shares (cost $3,298) .....................................................   $    3,202

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         2,048 shares (cost $14,813) ..................................................       14,214

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         1,117 shares (cost $10,433) ..................................................       11,559

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         749 shares (cost $3,889) .....................................................        2,255

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         20,914 shares (cost $247,910) ................................................      259,335

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         5,221 shares (cost $87,084) ..................................................       45,163

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         249,611 shares (cost $249,611) ...............................................      249,611

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         110 shares (cost $1,013) .....................................................        1,113

      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
         418 shares (cost $4,186) .....................................................        3,454

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         2,359 shares (cost $36,649) ..................................................       26,402

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         11,822 shares (cost $115,250) ................................................      103,919

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         5,372 shares (cost $106,981) .................................................       95,361

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         11,714 shares (cost $128,401) ................................................      106,128

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         1,025 shares (cost $9,602) ...................................................        9,851

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         608 shares (cost $5,260) .....................................................        4,563

      J. P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         6,406 shares (cost $61,326) ..................................................       55,671

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         8,106 shares (cost $216,949) .................................................      151,585

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         22,232 shares (cost $150,352) ................................................       63,361

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         3,698 shares (cost $109,243) .................................................       67,002

      MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
         (MGVITMultiSec) 2,575 shares (cost $23,961) ..................................       25,057

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         641 shares (cost $9,185) .....................................................        7,818

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         3,511 shares (cost $67,072) ..................................................   $   47,150

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         912 shares (cost $14,454) ....................................................       12,239

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         2,633 shares (cost $177,320) .................................................       87,526

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         4,118 shares (cost $188,310) .................................................      122,626

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         2,430 shares (cost $63,990) ..................................................       47,608

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         10,677 shares (cost $231,434) ................................................      178,520

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         672 shares (cost $11,106) ....................................................       12,594

      Strong Opportunity Fund II, Inc. (StOpp2)
         4,344 shares (cost $95,878) ..................................................       69,982

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         334 shares (cost $2,648) .....................................................        2,909

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         3,731 shares (cost $42,242) ..................................................       40,777

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         384 shares (cost $3,298) .....................................................        3,194

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         6,600 shares (cost $82,197) ..................................................       85,269
                                                                                          ----------
         Total Investments ............................................................    3,200,237

   Accounts Receivable ................................................................           --
                                                                                          ----------
         Total Assets .................................................................    3,200,237

Accounts Payable ......................................................................           31
                                                                                          ----------
Contract Owners' Equity (note 4) ......................................................   $3,200,206
                                                                                          ==========

See accompanying notes to financial statements.

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                                       7

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NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                      Total     ACVPIncGr   ACVPInt   ACVPVal
                                                    ---------   ---------   -------   -------
Investment activity:
   Reinvested dividends .........................   $  23,400       932         628      401
   Mortality and expense risk charges (note 2) ..     (20,662)     (462)       (552)    (250)
                                                    ---------     -----     -------   ------
      Net investment income (loss) ..............       2,738       470          76      151
                                                    ---------     -----     -------   ------

   Proceeds from mutual fund shares sold ........     158,607       465       5,377    2,090
   Cost of mutual fund shares sold ..............    (223,050)     (692)    (10,731)  (2,358)
                                                    ---------     -----     -------   ------
      Realized gain (loss) on investments .......     (64,443)     (227)     (5,354)    (268)
   Change in unrealized gain (loss)
      on investments ............................     319,776     7,116       8,568    3,242
                                                    ---------     -----     -------   ------
      Net gain (loss) on investments ............     255,333     6,889       3,214    2,974
                                                    ---------     -----     -------   ------
   Reinvested capital gains .....................         350        --          --       --
                                                    ---------     -----     -------   ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 258,421     7,359       3,290    3,125
                                                    =========     =====     =======   ======

                                                    ComGVITVal   CSLCapV   DryMidCapIx   DryEuroEq
                                                    ----------   -------   -----------   ---------
Investment activity:
   Reinvested dividends .........................        48         --          101         --
   Mortality and expense risk charges (note 2) ..       (51)       (24)        (301)        --
                                                        ---        ---       ------        ---
      Net investment income (loss) ..............        (3)       (24)        (200)        --
                                                        ---        ---       ------        ---

   Proceeds from mutual fund shares sold ........        52         25        7,580         --
   Cost of mutual fund shares sold ..............       (80)       (30)      (9,148)        --
                                                        ---        ---       ------        ---
      Realized gain (loss) on investments .......       (28)        (5)      (1,568)        --
   Change in unrealized gain (loss)
      on investments ............................       933        304        6,361         --
                                                        ---        ---       ------        ---
      Net gain (loss) on investments ............       905        299        4,793         --
                                                        ---        ---       ------        ---
   Reinvested capital gains .....................        --         --           --         --
                                                        ---        ---       ------        ---
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       902        275        4,593         --
                                                        ===        ===       ======        ===

                                                    DrySmCapIxS   DrySRGro   DryStkIx   DryVIFApp
                                                    -----------   --------   --------   ---------
Investment activity:
   Reinvested dividends .........................     $    --           5      1,648          8
   Mortality and expense risk charges (note 2) ..          (5)       (554)    (1,544)      (248)
                                                      -------      ------    -------      -----
      Net investment income (loss) ..............          (5)       (549)       104       (240)
                                                      -------      ------    -------      -----

   Proceeds from mutual fund shares sold ........       3,699         565      7,338        252
   Cost of mutual fund shares sold ..............      (3,861)     (1,221)   (12,429)      (338)
                                                      -------      ------    -------      -----
      Realized gain (loss) on investments .......        (162)       (656)    (5,091)       (86)
   Change in unrealized gain (loss)
      on investments ............................          (7)      8,632     28,295      3,070
                                                      -------      ------    -------      -----
      Net gain (loss) on investments ............        (169)      7,976     23,204      2,984
                                                      -------      ------    -------      -----
   Reinvested capital gains .....................          --          --         --         --
                                                      -------      ------    -------      -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     $  (174)      7,427     23,308      2,744
                                                      =======      ======    =======      =====

                                                    FGVITHiInc   FedQualBd   FidVIPEIS   FidVIPGrS
                                                    ----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends .........................       748        4,764       1,225         266
   Mortality and expense risk charges (note 2) ..      (138)      (1,001)       (475)       (889)
                                                      -----       ------       -----      ------
      Net investment income (loss) ..............       610        3,763         750        (623)
                                                      -----       ------       -----      ------

   Proceeds from mutual fund shares sold ........       139        4,105         483       4,703
   Cost of mutual fund shares sold ..............      (150)      (3,860)       (644)     (9,906)
                                                      -----       ------       -----      ------
      Realized gain (loss) on investments .......       (11)         245        (161)     (5,203)
   Change in unrealized gain (loss)
      on investments ............................     1,761        1,760       6,230      21,352
                                                      -----       ------       -----      ------
      Net gain (loss) on investments ............     1,750        2,005       6,069      16,149
                                                      -----       ------       -----      ------
   Reinvested capital gains .....................        --           --          --          --
                                                      -----       ------       -----      ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     2,360        5,768       6,819      15,526
                                                      =====       ======       =====      ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                    FidVIPHIS   FidVIPOvS   FidVIPConS   FidVIPGrOPS
                                                    ---------   ---------   ----------   -----------
Investment activity:
   Reinvested dividends .........................   $    809        182          308          146
   Mortality and expense risk charges (note 2) ..       (215)      (152)        (555)        (151)
                                                    --------      -----       ------       ------
      Net investment income (loss) ..............        594         30         (247)          (5)
                                                    --------      -----       ------       ------

   Proceeds from mutual fund shares sold ........     19,504        156        1,096          998
   Cost of mutual fund shares sold ..............    (18,811)      (304)      (1,553)      (1,660)
                                                    --------      -----       ------       ------
      Realized gain (loss) on investments .......        693       (148)        (457)        (662)
   Change in unrealized gain (loss)
      on investments ............................      3,671      2,232        7,645        3,172
                                                    --------      -----       ------       ------
      Net gain (loss) on investments ............      4,364      2,084        7,188        2,510
                                                    --------      -----       ------       ------
   Reinvested capital gains .....................         --         --           --           --
                                                    --------      -----       ------       ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  4,958      2,114        6,941        2,505
                                                    ========      =====       ======       ======

                                                    FidVIPValStS   GVITEmMrkts   GVITGlHlth   GVITGlTech
                                                    ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends .........................        --              39            --           --
   Mortality and expense risk charges (note 2) ..        (2)            (91)          (33)         (15)
                                                        ---          ------        ------       ------
      Net investment income (loss) ..............        (2)            (52)          (33)         (15)
                                                        ---          ------        ------       ------

   Proceeds from mutual fund shares sold ........         2           2,230         1,090        1,122
   Cost of mutual fund shares sold ..............        (2)         (3,268)       (1,176)      (3,044)
                                                        ---          ------        ------       ------
      Realized gain (loss) on investments .......        --          (1,038)          (86)      (1,922)
   Change in unrealized gain (loss)
      on investments ............................       (97)          2,992         1,353        2,406
                                                        ---          ------        ------       ------
      Net gain (loss) on investments ............       (97)          1,954         1,267          484
                                                        ---          ------        ------       ------
   Reinvested capital gains .....................        --              --            --           --
                                                        ---          ------        ------       ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (99)          1,902         1,234          469
                                                        ===          ======        ======       ======

                                                    GVITGvtBd   GVITGrowth   GVITIntGro   GVITMyMkt
                                                    ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends .........................   $  5,208          2          --            978
   Mortality and expense risk charges (note 2) ..     (1,850)      (286)         --         (1,832)
                                                    --------      -----         ---        -------
      Net investment income (loss) ..............      3,358       (284)         --           (854)
                                                    --------      -----         ---        -------

   Proceeds from mutual fund shares sold ........     16,880        293          10         30,334
   Cost of mutual fund shares sold ..............    (15,160)      (891)        (14)       (30,334)
                                                    --------      -----         ---        -------
      Realized gain (loss) on investments .......      1,720       (598)         (4)            --
   Change in unrealized gain (loss)
      on investments ............................        979      6,511           5             --
                                                    --------      -----         ---        -------
      Net gain (loss) on investments ............      2,699      5,913           1             --
                                                    --------      -----         ---        -------
   Reinvested capital gains .....................        350         --          --             --
                                                    --------      -----         ---        -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  6,407      5,629           1           (854)
                                                    ========      =====         ===        =======

                                                    GVITLead   NWGVITStrVal   GVITSmCapGr   GVITSmCapVal
                                                    --------   ------------   -----------   ------------
Investment activity:
   Reinvested dividends .........................       1            1              --             --
   Mortality and expense risk charges (note 2) ..      (3)         (21)           (165)          (606)
                                                      ---          ---           -----        -------
      Net investment income (loss) ..............      (2)         (20)           (165)          (606)
                                                      ---          ---           -----        -------

   Proceeds from mutual fund shares sold ........       3           22             170         18,676
   Cost of mutual fund shares sold ..............      (3)         (30)           (283)       (29,589)
                                                      ---          ---           -----        -------
      Realized gain (loss) on investments .......      --           (8)           (113)       (10,913)
   Change in unrealized gain (loss)
      on investments ............................     101          452           3,729         25,752
                                                      ---          ---           -----        -------
      Net gain (loss) on investments ............     101          444           3,616         14,839
                                                      ---          ---           -----        -------
   Reinvested capital gains .....................      --           --              --             --
                                                      ---          ---           -----        -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      99          424           3,451         14,233
                                                      ===          ===           =====        =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                    GVITSmComp   GVITTotRt   GVITUSGro   GVITWLead
                                                    ----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends .........................     $    --         369        --           --
   Mortality and expense risk charges (note 2) ..        (589)       (662)      (12)         (32)
                                                      -------      ------       ---       ------
      Net investment income (loss) ..............        (589)       (293)      (12)         (32)
                                                      -------      ------       ---       ------

   Proceeds from mutual fund shares sold ........         598       2,875        11          800
   Cost of mutual fund shares sold ..............        (858)     (6,539)      (10)      (1,314)
                                                      -------      ------       ---       ------
      Realized gain (loss) on investments .......        (260)     (3,664)        1         (514)
   Change in unrealized gain (loss)
      on investments ............................      12,808      14,547       249          869
                                                      -------      ------       ---       ------
      Net gain (loss) on investments ............      12,548      10,883       250          355
                                                      -------      ------       ---       ------
   Reinvested capital gains .....................          --          --        --           --
                                                      -------      ------       ---       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................     $11,959      10,590       238          323
                                                      =======      ======       ===       ======

                                                    JPMorBal   JanCapAp   JanGITech   JanIntGro
                                                    --------   --------   ---------   ---------
Investment activity:
   Reinvested dividends .........................       449        219          --        547
   Mortality and expense risk charges (note 2) ..      (365)      (989)       (394)      (435)
                                                      -----     ------      ------     ------
      Net investment income (loss) ..............        84       (770)       (394)       112
                                                      -----     ------      ------     ------

   Proceeds from mutual fund shares sold ........       373        992       1,261      1,868
   Cost of mutual fund shares sold ..............      (471)    (1,845)     (4,864)    (4,433)
                                                      -----     ------      ------     ------
      Realized gain (loss) on investments .......       (98)      (853)     (3,603)    (2,565)
   Change in unrealized gain (loss)
      on investments ............................     4,129     12,687      13,414      5,884
                                                      -----     ------      ------     ------
      Net gain (loss) on investments ............     4,031     11,834       9,811      3,319
                                                      -----     ------      ------     ------
   Reinvested capital gains .....................        --         --          --         --
                                                      -----     ------      ------     ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................     4,115     11,064       9,417      3,431
                                                      =====     ======      ======     ======

                                                    MGVITMultiSec   NBAMTGuard   NBAMTMCGr   NBAMTPart
                                                    -------------   ----------   ---------   ---------
Investment activity:
   Reinvested dividends .........................      $  660             --           --         --
   Mortality and expense risk charges (note 2) ..        (170)           (54)        (304)       (76)
                                                       ------         ------      -------      -----
      Net investment income (loss) ..............         490            (54)        (304)       (76)
                                                       ------         ------      -------      -----

   Proceeds from mutual fund shares sold ........         467            905        5,336         78
   Cost of mutual fund shares sold ..............        (441)        (1,155)     (10,655)      (104)
                                                       ------         ------      -------      -----
      Realized gain (loss) on investments .......          26           (250)      (5,319)       (26)
   Change in unrealized gain (loss)
      on investments ............................       1,135          1,292       10,224      1,872
                                                       ------         ------      -------      -----
      Net gain (loss) on investments ............       1,161          1,042        4,905      1,846
                                                       ------         ------      -------      -----
   Reinvested capital gains .....................          --             --           --         --
                                                       ------         ------      -------      -----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................      $1,651            988        4,601      1,770
                                                       ======         ======      =======      =====

                                                    OppAggGro   OppCapAp   OppGISec   OppMSGrInc
                                                    ---------   --------   --------   ----------
Investment activity:
   Reinvested dividends .........................         --        471        334       1,714
   Mortality and expense risk charges (note 2) ..       (551)      (784)      (282)     (1,160)
                                                     -------     ------     ------      ------
      Net investment income (loss) ..............       (551)      (313)        52         554
                                                     -------     ------     ------      ------

   Proceeds from mutual fund shares sold ........      3,631        803      3,278       3,337
   Cost of mutual fund shares sold ..............    (12,404)    (1,503)    (6,021)     (5,170)
                                                     -------     ------     ------      ------
      Realized gain (loss) on investments .......     (8,773)      (700)    (2,743)     (1,833)
   Change in unrealized gain (loss)
      on investments ............................     19,254     13,761      6,787      16,892
                                                     -------     ------     ------      ------
      Net gain (loss) on investments ............     10,481     13,061      4,044      15,059
                                                     -------     ------     ------      ------
   Reinvested capital gains .....................         --         --         --          --
                                                     -------     ------     ------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................      9,930     12,748      4,096      15,613
                                                     =======     ======     ======      ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2003
(UNAUDITED)

                                                    SGVITMdCpGr   StOpp2   TurnGVITGro   VEWrldEMkt
                                                    -----------   ------   -----------   ----------
Investment activity:
   Reinvested dividends .........................      $   --         --         --            2
   Mortality and expense risk charges (note 2) ..         (78)      (434)        (1)         (14)
                                                       ------     ------     ------          ---
      Net investment income (loss) ..............         (78)      (434)        (1)         (12)
                                                       ------     ------     ------          ---

   Proceeds from mutual fund shares sold ........         (10)       444      1,131           15
   Cost of mutual fund shares sold ..............         (29)      (710)    (1,977)         (16)
                                                       ------     ------     ------          ---
      Realized gain (loss) on investments .......         (39)      (266)      (846)          (1)
   Change in unrealized gain (loss)
      on investments ............................       1,488     10,014        873          361
                                                       ------     ------     ------          ---
      Net gain (loss) on investments ............       1,449      9,748         27          360
                                                       ------     ------     ------          ---
   Reinvested capital gains .....................          --         --         --           --
                                                       ------     ------     ------          ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................      $1,371      9,314         26          348
                                                       ======     ======     ======          ===

                                                    VEWrldHAs   VKEmMkt   VKMidCapG   VKUSRealEst
                                                    ---------   -------   ---------   -----------
Investment activity:
   Reinvested dividends .........................       187        --         --            --
   Mortality and expense risk charges (note 2) ..      (265)       (2)        --          (538)
                                                      -----      ----        ---        ------
      Net investment income (loss) ..............       (78)       (2)        --          (538)
                                                      -----      ----        ---        ------

   Proceeds from mutual fund shares sold ........       266         2         --           687
   Cost of mutual fund shares sold ..............      (297)       (2)        --          (662)
                                                      -----      ----        ---        ------
      Realized gain (loss) on investments .......       (31)       --         --            25
   Change in unrealized gain (loss)
      on investments ............................     2,381      (104)        --        10,439
                                                      -----      ----        ---        ------
      Net gain (loss) on investments ............     2,350      (104)        --        10,464
                                                      -----      ----        ---        ------
   Reinvested capital gains .....................        --        --         --            --
                                                      -----      ----        ---        ------
         Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     2,272      (106)        --         9,926
                                                      =====      ====        ===        ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                      Total              ACVPIncGr          ACVPInt            ACVPVal
                                             ----------------------   ---------------   ----------------   ---------------
                                                2003         2002      2003     2002     2003      2002     2003     2002
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
Investment activity:
   Net investment income (loss) ..........   $    2,738        (253)     470      241       76        39      151       94
   Realized gain (loss) on investments ...      (64,443)    (63,080)    (227)    (993)  (5,354)   (4,635)    (268)       2
   Change in unrealized gain (loss)
      on investments .....................      319,776    (306,740)   7,116   (8,482)   8,568      (983)   3,242   (5,665)
   Reinvested capital gains ..............          350      10,283       --       --       --        --       --    3,206
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      258,421    (359,790)   7,359   (9,234)   3,290    (5,579)   3,125   (2,363)
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       31,391      33,710       --    2,400       --     1,956       --       --
   Transfers between funds ...............           --          --       15   (2,483)  (1,600)   (3,562)   1,883    9,922
   Surrenders (note 3) ...................      (31,216)    (42,259)      --       --   (3,212)       --   (1,834)      --
   Adjustment to maintain reserves .......          716      (5,984)     (12)      (6)      (4)       (6)      (8)      (6)
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
      Net equity transactions ............          891     (14,533)       3      (89)  (4,816)   (1,612)      41    9,916
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
Net change in contract owners' equity ....      259,312    (374,323)   7,362   (9,323)  (1,526)   (7,191)   3,166    7,553
Contract owners' equity beginning
   of period .............................    2,940,894   3,686,330   65,392   83,709   84,564   107,198   36,550   50,566
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
Contract owners' equity end of period ....   $3,200,206   3,312,007   72,754   74,386   83,038   100,007   39,716   58,119
                                             ==========   =========   ======   ======   ======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units .......................      393,736     410,687    9,107    9,269   12,849    12,788      324    3,962
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
   Units purchased .......................       11,430      14,991        2       22       --       374    3,000      810
   Units redeemed ........................      (10,352)    (17,265)      --      (44)    (743)     (586)      --       --
                                             ----------   ---------   ------   ------   ------   -------   ------   ------
   Ending units ..........................      394,814     408,413    9,109    9,247   12,106    12,576    3,324    4,772
                                             ==========   =========   ======   ======   ======   =======   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               ComGVITVal         CSLCapV        DryMidCapIx      DryEuroEq
                                             ---------------   -------------   ---------------   ------------
                                              2003     2002     2003    2002    2003     2002    2003    2002
                                             ------   ------   -----   -----   ------   ------   ----   -----
Investment activity:
   Net investment income (loss) ..........   $   (3)      (2)    (24)    (30)    (200)    (365)   --      (30)
   Realized gain (loss) on investments ...      (28)     (10)     (5)      1   (1,568)     (11)   --      (14)
   Change in unrealized gain (loss)
      on investments .....................      933   (1,064)    304    (432)   6,361   (2,802)   --     (355)
   Reinvested capital gains ..............       --       --      --      --       --      224    --       --
                                             ------   ------   -----   -----   ------   ------   ---    -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      902   (1,076)    275    (461)   4,593   (2,954)   --     (399)
                                             ------   ------   -----   -----   ------   ------   ---    -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       --       --      --      --       --    2,112    --       --
   Transfers between funds ...............       --       --      --      --    1,665    4,629    --       --
   Surrenders (note 3) ...................       --       --      --      --       --       --    --       --
   Adjustment to maintain reserves .......       (1)      (1)     (1)     --       (8)      (6)   --       --
                                             ------   ------   -----   -----   ------   ------   ---    -----
         Net equity transactions .........       (1)      (1)     (1)     --    1,657    6,735    --       --
                                             ------   ------   -----   -----   ------   ------   ---    -----

Net change in contract owners' equity ....      901   (1,077)    274    (461)   6,250    3,781    --     (399)
Contract owners' equity beginning
   of period .............................    7,236    7,298   3,394   4,476   46,783   63,712    --    4,594
                                             ------   ------   -----   -----   ------   ------   ---    -----
Contract owners' equity end of period ....   $8,137    6,221   3,668   4,015   53,033   67,493    --    4,195
                                             ======   ======   =====   =====   ======   ======   ===    =====

CHANGES IN UNITS:
   Beginning units .......................    1,127      839     419     419    4,334    4,929    --      523
                                             ------   ------   -----   -----   ------   ------   ---    -----
   Units purchased .......................       --       --      --      --      440      531    --       --
   Units redeemed ........................       --       --      --      --     (355)      --    --       --
                                             ------   ------   -----   -----   ------   ------   ---    -----
   Ending units ..........................    1,127      839     419     419    4,419    5,460    --      523
                                             ======   ======   =====   =====   ======   ======   ===    =====

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                               DrySmCapIxS        DrySRGro            DryStkIx          DryVIFApp
                                             --------------   ----------------   -----------------   ---------------
                                              2003     2002    2003      2002      2003      2002     2003     2002
                                             -------   ----   ------   -------   -------   -------   ------   ------
Investment activity:
   Net investment income (loss) ..........   $    (5)   --      (549)     (733)      104      (209)    (240)    (299)
   Realized gain (loss) on investments ...      (162)   --      (656)     (873)   (5,091)   (1,988)     (86)    (483)
   Change in unrealized gain (loss)
      on investments .....................        (7)   --     8,632   (18,807)   28,295   (36,299)   3,070   (3,313)
   Reinvested capital gains ..............        --    --        --        --        --        --       --       --
                                             -------   ---    ------   -------   -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (174)   --     7,427   (20,413)   23,308   (38,496)   2,744   (4,095)
                                             -------   ---    ------   -------   -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        --    --        --       (19)       --       625       --       --
   Transfers between funds ...............    (3,694)   --        --     4,400    (5,737)    6,382       --   (1,782)
   Surrenders (note 3) ...................        --    --        --        --        --        --       --       --
   Adjustment to maintain reserves .......        (2)   --        (3)       (7)      (12)      (11)      --       (7)
                                             -------   ---    ------   -------   -------   -------   ------   ------
         Net equity transactions .........    (3,696)   --        (3)    4,374    (5,749)    6,996       --   (1,789)
                                             -------   ---    ------   -------   -------   -------   ------   ------

Net change in contract owners' equity ....    (3,870)   --     7,424   (16,039)   17,559   (31,500)   2,744   (5,884)
Contract owners' equity beginning
   of period .............................     3,870    --    78,124   112,341   220,760   272,642   35,426   44,979
                                             -------   ---    ------   -------   -------   -------   ------   ------
Contract owners' equity end of period ....   $    --    --    85,548    96,302   238,319   241,142   38,170   39,095
                                             =======   ===    ======   =======   =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units .......................       509    --    13,880    13,983    32,559    30,781    4,480    4,671
                                             -------   ---    ------   -------   -------   -------   ------   ------
   Units purchased .......................        --    --        --       582        --       846       --       --
   Units redeemed ........................      (509)   --        --        --      (854)       --       --     (194)
                                             -------   ---    ------   -------   -------   -------   ------   ------
   Ending units ..........................        --    --    13,880    14,565    31,705    31,627    4,480    4,477
                                             =======   ===    ======   =======   =======   =======   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                FGVITHiInc          FedQualBd          FidVIPEIS          FidVIPGrS
                                             ----------------   -----------------   ---------------   -----------------
                                               2003     2002      2003      2002     2003     2002      2003      2002
                                             -------   ------   -------   -------   ------   ------   -------   -------
Investment activity:
   Net investment income (loss) ..........   $   610      571     3,763     3,232      750      650      (623)   (1,039)
   Realized gain (loss) on investments ...       (11)      (8)      245        51     (161)     (54)   (5,203)   (3,077)
   Change in unrealized gain (loss)
      on investments .....................     1,761     (763)    1,760    (2,514)   6,230   (7,607)   21,352   (35,430)
   Reinvested capital gains ..............        --       --        --     1,513       --    1,709        --        --
                                             -------   ------   -------   -------   ------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     2,360     (200)    5,768     2,282    6,819   (5,302)   15,526   (39,546)
                                             -------   ------   -------   -------   ------   ------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        --      111        --        --       --      692        --     5,096
   Transfers between funds ...............     5,058    2,417        --    10,233    1,190    4,068    (1,341)    3,757
   Surrenders (note 3) ...................        --       --    (3,086)       --       --       --    (2,366)       --
   Adjustment to maintain reserves .......       (10)       4        (1)       (4)      (4)      (6)      (10)       (8)
                                             -------   ------   -------   -------   ------   ------   -------   -------
         Net equity transactions .........     5,048    2,532    (3,087)   10,229    1,186    4,754    (3,717)    8,845
                                             -------   ------   -------   -------   ------   ------   -------   -------

Net change in contract owners' equity ....     7,408    2,332     2,681    12,511    8,005     (548)   11,809   (30,701)
Contract owners' equity beginning
   of period .............................    16,981   14,188   144,073   113,104   67,252   74,331   127,005   192,964
                                             -------   ------   -------   -------   ------   ------   -------   -------
Contract owners' equity end of period ....   $24,389   16,520   146,754   125,615   75,257   73,783   138,814   162,263
                                             =======   ======   =======   =======   ======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units .......................     1,751    1,489    11,566     9,786    7,940    7,182    21,165    22,131
                                             -------   ------   -------   -------   ------   ------   -------   -------
   Units purchased .......................       484      262        --       882      145      469        --     1,085
   Units redeemed ........................        (1)      --      (248)       --       --       --      (625)       --
                                             -------   ------   -------   -------   ------   ------   -------   -------
   Ending units ..........................     2,234    1,751    11,318    10,668    8,085    7,651    20,540    23,216
                                             =======   ======   =======   =======   ======   ======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                FidVIPHIS         FidVIPOvS        FidVIPConS        FidVIPGrOPS
                                            ----------------   ---------------   ---------------   ---------------
                                              2003     2002     2003     2002     2003     2002     2003     2002
                                            -------   ------   ------   ------   ------   ------   ------   ------
Investment activity:
   Net investment income (loss) .........   $   594    1,145       30      (16)    (247)      13       (5)      39
   Realized gain (loss) on investments ..       693      (56)    (148)  (4,335)    (457)    (871)    (662)     (70)
   Change in unrealized gain (loss)
      on investments ....................     3,671   (1,664)   2,232    3,095    7,645     (408)   3,172   (3,840)
   Reinvested capital gains .............        --       --       --       --       --       --       --       --
                                            -------   ------   ------   ------   ------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     4,958     (575)   2,114   (1,256)   6,941   (1,266)   2,505   (3,871)
                                            -------   ------   ------   ------   ------   ------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........    31,391       --       --       --       --       --       --       --
   Transfers between funds ..............    (4,357)      --       --   (5,000)    (529)    (434)    (844)      --
   Surrenders (note 3) ..................        --       --       --       --       --       --       --       --
   Adjustment to maintain reserves ......        (3)      (1)      (2)      (3)      (8)       2        2       --
                                            -------   ------   ------   ------   ------   ------   ------   ------
         Net equity transactions ........    27,031       (1)      (2)  (5,003)    (537)    (432)    (842)      --
                                            -------   ------   ------   ------   ------   ------   ------   ------

Net change in contract owners' equity ...    31,989     (576)   2,112   (6,259)   6,404   (1,698)   1,663   (3,871)
Contract owners' equity beginning
   of period ............................    10,182   11,678   22,197   35,783   79,600   92,798   21,438   27,845
                                            -------   ------   ------   ------   ------   ------   ------   ------
Contract owners' equity end of period ...   $42,171   11,102   24,309   29,524   86,004   91,100   23,101   23,974
                                            =======   ======   ======   ======   ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ......................     1,450    1,699    3,686    4,667    9,529    9,921    3,807    3,807
                                            -------   ------   ------   ------   ------   ------   ------   ------
   Units purchased ......................     3,716       --       --       --       --       --       --       --
   Units redeemed .......................        --       --       --     (690)     (64)     (31)    (147)      --
                                            -------   ------   ------   ------   ------   ------   ------   ------
   Ending units .........................     5,166    1,699    3,686    3,977    9,465    9,890    3,660    3,807
                                            =======   ======   ======   ======   ======   ======   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                             FidVIPValStS     GVITEmMrkts      GVITGIHlth      GVITGITech
                                            -------------   --------------   -------------   ---------------
                                             2003    2002    2003     2002    2003    2002    2003     2002
                                            ------   ----   ------   -----   ------   ----   ------   ------
Investment activity:
   Net investment income (loss) .........   $   (2)   --       (52)    (56)     (33)   --       (15)      (3)
   Realized gain (loss) on investments ..       --    --    (1,038)    (10)     (86)   --    (1,922)     (25)
   Change in unrealized gain (loss)
      on investments ....................      (97)   --     2,992    (192)   1,353    --     2,406   (1,636)
   Reinvested capital gains .............       --    --        --      --       --    --        --       --
                                            ------   ---    ------   -----   ------   ---    ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................      (99)   --     1,902    (258)   1,234    --       469   (1,664)
                                            ------   ---    ------   -----   ------   ---    ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       --    --        --      --       --    --        --       --
   Transfers between funds ..............    3,300    --    (2,138)     --    6,680    --        --       --
   Surrenders (note 3) ..................       --    --        --      --       --    --    (1,107)      --
   Adjustment to maintain reserves ......        4    --         1      --        4    --         2       (1)
                                            ------   ---    ------   -----   ------   ---    ------   ------
         Net equity transactions ........    3,304    --    (2,137)     --    6,684    --    (1,105)      (1)
                                            ------   ---    ------   -----   ------   ---    ------   ------

Net change in contract owners' equity ...    3,205    --      (235)   (258)   7,918    --      (636)  (1,665)
Contract owners' equity beginning
   of period ............................       --    --    14,450   8,149    3,644    --     2,892    5,127
                                            ------   ---    ------   -----   ------   ---    ------   ------
Contract owners' equity end of period ...   $3,205    --    14,215   7,891   11,562    --     2,256    3,462
                                            ======   ===    ======   =====   ======   ===    ======   ======

CHANGES IN UNITS:
   Beginning units ......................       --    --     2,130   1,004      441    --     1,514    1,514
                                            ------   ---    ------   -----   ------   ---    ------   ------
   Units purchased ......................      357    --        --      --      674    --        --       --
   Units redeemed .......................       --    --      (314)     --       --    --      (570)      --
                                            ------   ---    ------   -----   ------   ---    ------   ------
   Ending units .........................      357    --     1,816   1,004    1,115    --       944    1,514
                                            ======   ===    ======   =====   ======   ===    ======   ======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                    GVITGvtBd          GVITGrowth       GVITIntGro        GVITMyMkt
                                               ------------------   ---------------   -------------   ------------------
                                                 2003       2002     2003     2002    2003    2002     2003       2002
                                               --------   -------   ------   ------   ----   ------   -------   --------
Investment activity:
   Net investment income (loss) ............   $  3,358     2,843     (284)    (364)   --        --      (854)      (249)
   Realized gain (loss) on investments .....      1,720        63     (598)    (515)   (4)   (1,782)       --         --
   Change in unrealized gain (loss)
      on investments .......................        979     2,995    6,511   (9,086)    5     1,489        --         --
   Reinvested capital gains ................        350       176       --       --    --        --        --         --
                                               --------   -------   ------   ------   ---    ------   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      6,407     6,077    5,629   (9,965)    1      (293)     (854)      (249)
                                               --------   -------   ------   ------   ---    ------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............         --     4,512       --      584    --        --        --        (14)
   Transfers between funds .................    (15,000)       --       --       --    --        --        44    (68,555)
   Surrenders (note 3) .....................         --        --       --       --    --        --        --    (42,259)
   Adjustment to maintain reserves .........        (11)       (8)      (4)      (2)   (1)      293       (13)    (4,418)
                                               --------   -------   ------   ------   ---    ------   -------   --------
         Net equity transactions ...........    (15,011)    4,504       (4)     582    (1)      293        31   (115,246)
                                               --------   -------   ------   ------   ---    ------   -------   --------

Net change in contract owners' equity ......     (8,604)   10,581    5,625   (9,383)   --        --      (823)  (115,495)
Contract owners' equity beginning
   of period ...............................    267,934   171,335   39,535   55,664    --        --   250,433    403,649
                                               --------   -------   ------   ------   ---    ------   -------   --------
Contract owners' equity end of period ......   $259,330   181,916   45,160   46,281    --        --   249,610    288,154
                                               ========   =======   ======   ======   ===    ======   =======   ========

CHANGES IN UNITS:
   Beginning units .........................     21,004    14,698   10,487   10,377    --        --    23,287     37,457
                                               --------   -------   ------   ------   ---    ------   -------   --------
   Units purchased .........................         --       385       --      110    --        --        --         --
   Units redeemed ..........................     (1,153)       --       --       --    --        --        --    (10,697)
                                               --------   -------   ------   ------   ---    ------   -------   --------
   Ending units ............................     19,851    15,083   10,487   10,487    --        --    23,287     26,760
                                               ========   =======   ======   ======   ===    ======   =======   ========

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  GVITLead      NWGVITStrVal     GVITSmCapGr         GVITSmCapVal
                                               -------------   -------------   ----------------   -----------------
                                                2003    2002    2003    2002    2003     2002      2003       2002
                                               ------   ----   -----   -----   ------   -------   -------   -------
Investment activity:
   Net investment income (loss) ............   $   (2)   --      (20)    (27)    (165)     (315)     (606)   (1,096)
   Realized gain (loss) on investments .....       --    --       (8)     (2)    (113)     (404)  (10,913)       27
   Change in unrealized gain (loss)
      on investments .......................      101    --      452    (601)   3,729    (8,553)   25,752   (23,691)
   Reinvested capital gains ................       --    --       --      --       --        --        --     3,455
                                               ------   ---    -----   -----   ------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................       99    --      424    (630)   3,451    (9,272)   14,233   (21,305)
                                               ------   ---    -----   -----   ------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       --    --       --      --       --        --        --     2,112
   Transfers between funds .................    1,015    --       --      --       --    (1,872)   (1,626)   16,759
   Surrenders (note 3) .....................       --    --       --      --       --        --    (7,387)       --
   Adjustment to maintain reserves .........       (2)   --       --      (1)      (1)     (652)        2       (15)
                                               ------   ---    -----   -----   ------   -------   -------   -------
         Net equity transactions ...........    1,013    --       --      (1)      (1)   (2,524)   (9,011)   18,856
                                               ------   ---    -----   -----   ------   -------   -------   -------

Net change in contract owners' equity ......    1,112    --      424    (631)   3,450   (11,796)    5,222    (2,449)
Contract owners' equity beginning
   of period ...............................       --    --    3,033   4,122   22,949    50,801    98,698   151,257
                                               ------   ---    -----   -----   ------   -------   -------   -------
Contract owners' equity end of period ......   $1,112    --    3,457   3,491   26,399    39,005   103,920   148,808
                                               ======   ===    =====   =====   ======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units .........................       --    --      377     377    2,912     4,240     8,918     9,815
                                               ------   ---    -----   -----   ------   -------   -------   -------
   Units purchased .........................      125    --       --      --       --        --       409     1,278
   Units redeemed ..........................       --    --       --      --       --      (169)   (1,399)       --
                                               ------   ---    -----   -----   ------   -------   -------   -------
   Ending units ............................      125    --      377     377    2,912     4,071     7,928    11,093
                                               ======   ===    =====   =====   ======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   GVITSmComp          GVITTotRt         GVITUSGro      GVITWLead
                                               -----------------   -----------------   ------------   -------------
                                                 2003      2002      2003      2002     2003   2002    2003    2002
                                               -------   -------   -------   -------   -----   ----   -----   -----
Investment activity:
   Net investment income (loss) ............   $  (589)     (735)     (293)     (443)    (12)   --      (32)     26
   Realized gain (loss) on investments .....      (260)     (170)   (3,664)   (2,828)      1    --     (514)    (24)
   Change in unrealized gain (loss)
      on investments .......................    12,808    (4,472)   14,547    (4,389)    249    --      869    (432)
   Reinvested capital gains ................        --        --        --        --      --    --       --      --
                                               -------   -------   -------   -------   -----   ---    -----   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    11,959    (5,377)   10,590    (7,660)    238    --      323    (430)
                                               -------   -------   -------   -------   -----   ---    -----   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        --        --        --       584      --    --       --      --
   Transfers between funds .................       300       334     2,826    (2,188)  9,613    --     (768)     --
   Surrenders (note 3) .....................        --        --        --        --      --    --       --      --
   Adjustment to maintain reserves .........        (2)       (8)       (6)       (7)      5    --        5      --
                                               -------   -------   -------   -------   -----   ---    -----   -----
         Net equity transactions ...........       298       326     2,820    (1,611)  9,618    --     (763)     --
                                               -------   -------   -------   -------   -----   ---    -----   -----

Net change in contract owners' equity ......    12,257    (5,051)   13,410    (9,271)  9,856    --     (440)   (430)
Contract owners' equity beginning
   of period ...............................    83,106   107,101    92,712   116,522      --    --    5,005   6,803
                                               -------   -------   -------   -------   -----   ---    -----   -----
Contract owners' equity end of period ......   $95,363   102,050   106,122   107,251   9,856    --    4,565   6,373
                                               =======   =======   =======   =======   =====   ===    =====   =====

CHANGES IN UNITS:
   Beginning units .........................     7,826     8,221    12,545    12,848      --    --      863     863
                                               -------   -------   -------   -------   -----   ---    -----   -----
   Units purchased .........................        25        25       629        65     958    --        1      --
   Units redeemed ..........................        --        --      (295)     (249)     --    --     (140)     --
                                               -------   -------   -------   -------   -----   ---    -----   -----
   Ending units ............................     7,851     8,246    12,879    12,664     958    --      724     863
                                               =======   =======   =======   =======   =====   ===    =====   =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   JPMorBal            JanCapAp           JanGITech         JanIntGro
                                               ----------------   -----------------   ----------------   ----------------
                                                2003      2002     2003       2002     2003      2002     2003      2002
                                               -------   ------   -------   -------   ------   -------   ------   -------
Investment activity:
   Net investment income (loss) ............   $    84      228      (770)     (851)    (394)     (572)     112      (299)
   Realized gain (loss) on investments .....       (98)     (63)     (853)     (663)  (3,603)   (1,007)  (2,565)     (899)
   Change in unrealized gain (loss)
      on investments .......................     4,129   (5,263)   12,687   (11,684)  13,414   (25,149)   5,884   (10,598)
   Reinvested capital gains ................        --       --        --        --       --        --       --        --
                                               -------   ------   -------   -------   ------   -------   ------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     4,115   (5,098)   11,064   (13,198)   9,417   (26,728)   3,431   (11,796)
                                               -------   ------   -------   -------   ------   -------   ------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        --       54        --        --       --        --       --       (12)
   Transfers between funds .................        --   18,655        --        --     (864)       --   (1,430)    4,400
   Surrenders (note 3) .....................        --       --        --        --       --        --       --        --
   Adjustment to maintain reserves .........        (3)      (1)       --      (868)      --    (2,094)      (1)     (134)
                                               -------   ------   -------   -------   ------   -------   ------   -------
         Net equity transactions ...........        (3)  18,708        --      (868)    (864)   (2,094)  (1,431)    4,254
                                               -------   ------   -------   -------   ------   -------   ------   -------

Net change in contract owners' equity ......     4,112   13,610    11,064   (14,066)   8,553   (28,822)   2,000    (7,542)
Contract owners' equity beginning
   of period ...............................    51,558   40,582   140,522   183,034   54,808    95,629   65,000    90,785
                                               -------   ------   -------   -------   ------   -------   ------   -------
Contract owners' equity end of period ......   $55,670   54,192   151,586   168,968   63,361    66,807   67,000    83,243
                                               =======   ======   =======   =======   ======   =======   ======   =======

CHANGES IN UNITS:
   Beginning units .........................     6,348    4,320    27,048    29,207   23,431    23,812   14,399    14,723
                                               -------   ------   -------   -------   ------   -------   ------   -------
   Units purchased .........................        --    2,028        --        --       --        --       --       752
   Units redeemed ..........................        --       --        --        --     (366)       --     (344)       --
                                               -------   ------   -------   -------   ------   -------   ------   -------
   Ending units ............................     6,348    6,348    27,048    29,207   23,065    23,812   14,055    15,475
                                               =======   ======   =======   =======   ======   =======   ======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                             MGVITMultiSec       NBAMTGuard        NBAMTMCGr          NBAMTPart
                                            ----------------   --------------   ----------------   ---------------
                                              2003     2002     2003    2002     2003      2002     2003     2002
                                            -------   ------   -----   ------   ------   -------   ------   ------
Investment activity:
   Net investment income (loss) .........   $   490      505     (54)      (8)    (304)     (538)     (76)     (36)
   Realized gain (loss) on investments ..        26       18    (250)    (698)  (5,319)   (1,931)     (26)      (9)
   Change in unrealized gain (loss)
      on investments ....................     1,135     (199)  1,292     (923)  10,224   (12,809)   1,872   (1,727)
   Reinvested capital gains .............        --       --      --       --       --        --       --       --
                                            -------   ------   -----   ------   ------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     1,651      324     988   (1,629)   4,601   (15,278)   1,770   (1,772)
                                            -------   ------   -----   ------   ------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        --       --      --    2,073       --       (25)      --       --
   Transfers between funds ..............      (294)    (861)   (850)  (2,936)      --     6,040       --       --
   Surrenders (note 3) ..................        --       --      --       --   (5,023)       --       --       --
   Adjustment to maintain reserves ......        (4)       1      --       --       (3)       (3)      --       (2)
                                            -------   ------   -----   ------   ------   -------   ------   ------
         Net equity transactions ........      (298)    (860)   (850)    (863)  (5,026)    6,012       --       (2)
                                            -------   ------   -----   ------   ------   -------   ------   ------

Net change in contract owners' equity ...     1,353     (536)    138   (2,492)    (425)   (9,266)   1,770   (1,774)
Contract owners' equity beginning
   of period ............................    23,700   23,261   7,683   14,316   47,576    81,193   10,473   16,969
                                            -------   ------   -----   ------   ------   -------   ------   ------
Contract owners' equity end of period ...   $25,053   22,725   7,821   11,824   47,151    71,927   12,243   15,195
                                            =======   ======   =====   ======   ======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units ......................     2,053    2,130     942    1,273    6,789     8,072    1,350    1,636
                                            -------   ------   -----   ------   ------   -------   ------   ------
   Units purchased ......................        --       --      --       75       --       622       --       --
   Units redeemed .......................       (24)     (77)    (95)    (156)    (750)       --       --       --
                                            -------   ------   -----   ------   ------   -------   ------   ------
   Ending units .........................     2,029    2,053     847    1,192    6,039     8,694    1,350    1,636
                                            =======   ======   =====   ======   ======   =======   ======   ======

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)


                                                OppAggGro            OppCapAp           OppGlSec          OppMSGrInc
                                            -----------------   -----------------   ----------------   -----------------
                                              2003     2002       2003      2002     2003      2002      2003      2002
                                            -------   -------   -------   -------   ------   -------   -------   -------
Investment activity:
   Net investment income (loss) .........   $  (551)      (77)     (313)     (213)      52      (107)      554       (19)
   Realized gain (loss) on investments ..    (8,773)   (2,504)     (700)   (5,088)  (2,743)  (10,829)   (1,833)     (609)
   Change in unrealized gain (loss)
      on investments ....................    19,254   (18,701)   13,761   (25,680)   6,787     4,576    16,892   (15,934)
   Reinvested capital gains .............        --        --        --        --       --        --        --        --
                                            -------   -------   -------   -------   ------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     9,930   (21,282)   12,748   (30,981)   4,096    (6,360)   15,613   (16,562)
                                            -------   -------   -------   -------   ------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........        --        --        --     2,112       --     4,512        --        21
   Transfers between funds ..............        --      (800)       --    (7,657)   3,455    (1,292)   (2,150)    6,434
   Surrenders (note 3) ..................    (3,065)       --        --        --   (3,007)       --        --        --
   Adjustment to maintain reserves ......       (10)       (3)       (8)      (12)      31     1,907       (12)       (9)
                                            -------   -------   -------   -------   ------   -------   -------   -------
         Net equity transactions ........    (3,075)     (803)       (8)   (5,557)     479     5,127    (2,162)    6,446
                                            -------   -------   -------   -------   ------   -------   -------   -------

Net change in contract owners' equity ...     6,855   (22,085)   12,740   (36,538)   4,575    (1,233)   13,451   (10,116)
Contract owners' equity beginning
   of period ............................    80,667   120,045   109,886   159,973   43,065    53,017   165,063   210,650
                                            -------   -------   -------   -------   ------   -------   -------   -------
Contract owners' equity end of period ...   $87,522    97,960   122,626   123,435   47,640    51,784   178,514   200,534
                                            =======   =======   =======   =======   ======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ......................    13,157    13,940    13,977    14,674    6,802     6,429    23,246    23,752
                                            -------   -------   -------   -------   ------   -------   -------   -------
   Units purchased ......................        --        --        --     1,128       --       384        --       738
   Units redeemed .......................      (516)      (99)       --    (1,693)     (19)       --      (304)       --
                                            -------   -------   -------   -------   ------   -------   -------   -------
   Ending units .........................    12,641    13,841    13,977    14,109    6,783     6,813    22,942    24,490
                                            =======   =======   =======   =======   ======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                  SGVITMdCpGr           StOpp2          TurnGVITGro       VEWrldEMkt
                                               -----------------   ----------------   ---------------   -------------
                                                 2003      2002     2003      2002     2003     2002     2003    2002
                                               -------   -------   ------   -------   ------   ------   -----   -----
Investment activity:
   Net investment income (loss) ............   $   (78)     (263)    (434)     (642)      (1)     (36)    (12)     (5)
   Realized gain (loss) on investments .....       (39)  (11,342)    (266)   (1,635)    (846)  (2,756)     (1)     --
   Change in unrealized gain (loss)
      on investments .......................     1,488     1,228   10,014   (13,512)     873      559     361      38
   Reinvested capital gains ................        --        --       --        --       --       --      --      --
                                               -------   -------   ------   -------   ------   ------   -----   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     1,371   (10,377)   9,314   (15,789)      26   (2,233)    348      33
                                               -------   -------   ------   -------   ------   ------   -----   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        --        --       --     2,112       --       --      --      --
   Transfers between funds .................        --    (8,590)      --     4,468       --   (2,845)  1,139   2,664
   Surrenders (note 3) .....................        --        --       --        --   (1,129)      --      --      --
   Adjustment to maintain reserves .........       863         2       (6)      115       (2)       2      (3)      1
                                               -------   -------   ------   -------   ------   ------   -----   -----
         Net equity transactions ...........       863    (8,588)      (6)    6,695   (1,131)  (2,843)  1,136   2,665
                                               -------   -------   ------   -------   ------   ------   -----   -----

Net change in contract owners' equity ......     2,234   (18,965)   9,308    (9,094)  (1,105)  (5,076)  1,484   2,698
Contract owners' equity beginning
   of period ...............................    10,354    41,819   60,671    92,455    1,105    6,339   1,427     841
                                               -------   -------   ------   -------   ------   ------   -----   -----
Contract owners' equity end of period ......   $12,588    22,854   69,979    83,361       --    1,263   2,911   3,539
                                               =======   =======   ======   =======   ======   ======   =====   =====

CHANGES IN UNITS:
   Beginning units .........................     2,044     5,127    9,051     9,952      516    1,668     172      97
                                               -------   -------   ------   -------   ------   ------   -----   -----
   Units purchased .........................        --        --       --       699       --       --     148     288
   Units redeemed ..........................        --    (1,428)      --        --     (516)  (1,152)     --      --
                                               -------   -------   ------   -------   ------   ------   -----   -----
   Ending units ............................     2,044     3,699    9,051    10,651       --      516     320     385
                                               =======   =======   ======   =======   ======   ======   =====   =====

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2003 and 2002
(UNAUDITED)

                                                   VEWrldHAs        VKEmMkt        VKMidCapG      VKUSRealEst
                                               ----------------   ------------   ------------   ---------------
                                                 2003     2002     2003   2002   2003    2002    2003     2002
                                               -------   ------   -----   ----   ----   -----   ------   ------
Investment activity:
   Net investment income (loss) ............   $   (78)      30      (2)   --     --      (22)    (538)    (210)
   Realized gain (loss) on investments .....       (31)       2      --    --     --       (2)      25       29
   Change in unrealized gain (loss)
      on investments .......................     2,381    2,534    (104)   --     --     (646)  10,439    3,051
   Reinvested capital gains ................        --       --      --    --     --       --       --       --
                                               -------   ------   -----   ---    ---    -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................     2,272    2,566    (106)   --     --     (670)   9,926    2,870
                                               -------   ------   -----   ---    ---    -----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............        --       --      --    --     --       --       --    2,112
   Transfers between funds .................        --    1,332   3,300    --     --       --    1,739    3,963
   Surrenders (note 3) .....................        --       --      --    --     --       --       --       --
   Adjustment to maintain reserves .........        (2)       7      (4)   --     --       --      (16)      (8)
                                               -------   ------   -----   ---    ---    -----   ------   ------
         Net equity transactions ...........        (2)   1,339   3,296    --     --       --    1,723    6,067
                                               -------   ------   -----   ---    ---    -----   ------   ------

Net change in contract owners' equity ......     2,270    3,905   3,190    --     --     (670)  11,649    8,937
Contract owners' equity beginning
   of period ...............................    38,505   30,188      --    --     --    3,522   73,613   26,976
                                               -------   ------   -----   ---    ---    -----   ------   ------
Contract owners' equity end of period ......   $40,775   34,093   3,190    --     --    2,852   85,262   35,913
                                               =======   ======   =====   ===    ===    =====   ======   ======

CHANGES IN UNITS:
   Beginning units .........................     4,018    3,018      --    --     --      587    5,607    2,010
                                               -------   ------   -----   ---    ---    -----   ------   ------
   Units purchased .........................        --      121     188    --     --       --      129      430
   Units redeemed ..........................        --       --      --    --     --       --       (1)      --
                                               -------   ------   -----   ---    ---    -----   ------   ------
   Ending units ............................     4,018    3,139     188    --     --      587    5,735    2,440
                                               =======   ======   =====   ===    ===    =====   ======   ======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-10

                         NOTES TO FINANCIAL STATEMENTS

                             June 30, 2003 and 2002
                                  (UNAUDITED)

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt)
               *American Century VP Ultra - Class I (ACVPUltra)
                American Century VP Value Fund - Class I (ACVPVal)

             Comstock GVIT Value Fund - Class I
             (formerly Nationwide(R) SAT Federated Equity Income Fund)
                (ComGVITVal)

             Portfolios of the Credit Suisse Trust;
               *Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
               *Credit Suisse Trust - International Focus Portfolio (CSIntEq)
                Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

             Portfolios of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

             Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
               *Dreyfus IP - European Equity Portfolio (DryEuroEq)
               *Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                (DrySRGro)

             Dreyfus Stock Index Fund (DryStkIx)

             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)

             Federated GVIT (formerly Nationwide(R) SAT) High Income Bond Fund
                - Class I (FGVITHiInc)

             Portfolios of Federated Insurance Series (IS);
                Federated Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                   (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOPS)
                Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
                   (FidVIPValStS)

             Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                (formerly Nationwide(R) SAT);
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
               *Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
                Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
               *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                   (formerly Nationwide(R) SAT Capital Appreciation Fund)
                      (GVITGrowth)
               *Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                   (NWGVITStrVal)
                Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I
                   (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

             J.P. Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                Class I (JPMorBal)

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGITech)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                Class I (MGVITMultiSec)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA - Initial Class
                   (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
                   (OppMSGrInc)

             Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                Class I (SGVITMdCpGr)

             Strong Opportunity Fund II, Inc.(StOpp2)

            *Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                Class I (TurnGVITGro)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Funds of the Van Kampen Universal Institutional Funds, Inc.
                (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
               *Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

          At June 30, 2003, contract owners have invested in all of the above funds except for those indicated with an asterisk(*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annual rate of 1.40%.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the periods ended June 30, 2003 and 2002, total transfers to the Account from the fixed account were $31,391 and $33,641, respectively, and total transfers from the Account to the fixed account were $31,215 and $42,259, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for the period in the four year period ended June 30, 2003.

                                                Contract                                          Investment
                                                 Expense               Unit         Contract        Income       Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
American Century VP Income & Growth Fund - Class I
   2003 .....................................     1.40%     9,109   $ 7.987044      $ 72,754         1.40%       11.25%
   2002 .....................................     1.40%     9,247     8.044301        74,386         0.99%       -0.11%
   2001 .....................................     1.40%     8,998     9.546519        85,900         0.85%        4.49%
   2000 .....................................     1.40%       384    10.858084         4,170         0.00%       -4.25%

American Century VP International Fund - Class I
   2003 .....................................     1.40%    12,106     6.859215        83,038         0.79%        4.22%
   2002 .....................................     1.40%    12,576     7.952223       100,007         0.73%       -0.05%
   2001 .....................................     1.40%    12,972     9.519124       123,482         0.08%      -20.71%
   2000 .....................................     1.40%     1,059    13.661142        14,467         0.02%       -6.67%

American Century VP Value Fund - Class I
   2003 .....................................     1.40%     3,324    11.948300        39,716         1.11%        8.66%
   2002 .....................................     1.40%     4,772    12.179169        58,119         0.84%       -0.05%
   2001 .....................................     1.40%       398    12.215184         4,862         0.00%        6.46%

Comstock GVIT Value Fund - Class I
   2003 .....................................     1.40%     1,127     7.219908         8,137         0.62%       12.46%
   2002 .....................................     1.40%       839     7.415111         6,221         0.66%       -0.15%
   2001 .....................................     1.40%       839     9.100235         7,635         0.66%       -9.39%

Credit Suisse Trust - Large Cap Value Portfolio
   2003 .....................................     1.40%       419     8.754349         3,668         0.00%        8.07%
   2002 .....................................     1.40%       419     9.582241         4,015         0.00%       -0.10%
   2001 .....................................     1.40%       419    11.011629         4,614         0.00%        2.59%
   2000 .....................................     1.40%       419     9.683049         4,057         0.00%       -3.12%

Dreyfus GVIT Mid Cap Index Fund - Class I
   2003 .....................................     1.40%     4,419    12.001228        53,033         0.22%       11.18%
   2002 .....................................     1.40%     5,460    12.361367        67,493         0.14%       -0.04%
   2001 .....................................     1.40%     2,950    13.277585        39,169         0.34%       -0.05%

Dreyfus IP - European Equity Portfolio
   2002 .....................................     1.40%       523     8.021101         4,195         0.00%       -0.09%
   2001 .....................................     1.40%       774     9.796223         7,582         0.12%      -20.96%

Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   2003 .....................................     1.40%    13,880     6.163432        85,548         0.01%        9.50%
   2002 .....................................     1.40%    14,565     6.611872        96,302         0.01%       -0.18%
   2001 .....................................     1.40%    13,332     8.975775       119,665         0.01%      -14.72%
   2000 .....................................     1.40%     1,387    12.217306        16,945         0.01%        1.83%

Dreyfus Stock Index Fund
   2003 .....................................     1.40%    31,705     7.516750       238,319         0.74%       10.86%
   2002 .....................................     1.40%    31,627     7.624569       241,142         0.61%       -0.14%
   2001 .....................................     1.40%    29,737     9.464119       281,435         0.55%       -7.49%
   2000 .....................................     1.40%     1,666    11.293696        18,815         0.61%       -1.24%

                                                Contract                                          Investment
                                                 Expense               Unit         Contract        Income       Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
Dreyfus VIF - Appreciation Portfolio - Initial Shares
   2003 .....................................     1.40%     4,480   $ 8.520194      $ 38,170         0.02%        7.75%
   2002 .....................................     1.40%     4,477     8.732490        39,095         0.01%       -0.09%
   2001 .....................................     1.40%     4,223    10.024921        42,335         0.01%       -6.91%

Federated GVIT High Income Bond Fund - Class I
   2003 .....................................     1.40%     2,234    10.917264        24,389         3.75%       12.57%
   2002 .....................................     1.40%     1,751     9.434886        16,520         4.09%       -0.01%
   2001 .....................................     1.40%     1,489     9.413568        14,017         5.76%        1.51%

Federated Quality Bond Fund II - Primary Shares
   2003 .....................................     1.40%    11,318    12.966383       146,754         3.30%        4.09%
   2002 .....................................     1.40%    10,668    11.774942       125,615         3.39%        0.02%
   2001 .....................................     1.40%    10,656    11.175831       119,090         2.52%        2.97%

Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2003 .....................................     1.40%     8,085     9.308276        75,257         1.79%        9.90%
   2002 .....................................     1.40%     7,651     9.643630        73,783         1.51%       -0.07%
   2001 .....................................     1.40%     6,502    10.874664        70,707         1.31%       -1.68%
   2000 .....................................     1.40%        48    10.000152           480         0.00%       -3.44%

Fidelity(R) VIP - Growth Portfolio: Service Class
   2003 .....................................     1.40%    20,540     6.758205       138,814         0.21%       12.62%
   2002 .....................................     1.40%    23,216     6.989268       162,263         0.13%       -0.20%
   2001 .....................................     1.40%    22,282     9.642219       214,848         0.00%      -10.30%
   2000 .....................................     1.40%     3,697    12.788473        47,279         0.03%        4.33%

Fidelity(R) VIP - High Income Portfolio: Service Class
   2003 .....................................     1.40%     5,166     8.163235        42,171         2.90%       16.25%
   2002 .....................................     1.40%     1,699     6.534361        11,102        10.57%       -0.05%
   2001 .....................................     1.40%     1,699     7.291611        12,388        10.56%       -7.85%
   2000 .....................................     1.40%       447     9.787168         4,375         0.00%       -5.61%

Fidelity(R) VIP - Overseas Portfolio: Service Class
   2003 .....................................     1.40%     3,686     6.594919        24,309         0.83%        9.52%
   2002 .....................................     1.40%     3,977     7.423745        29,524         0.64%       -0.03%
   2001 .....................................     1.40%     4,667     8.682796        40,523         4.01%      -12.10%
   2000 .....................................     1.40%       325    11.683816         3,797         0.48%       -5.70%

Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2003 .....................................     1.40%     9,465     9.086556        86,004         0.38%        8.78%
   2002 .....................................     1.40%     9,890     9.211307        91,100         0.70%       -0.02%
   2001 .....................................     1.40%     9,921     9.674476        95,980         0.67%      -10.63%
   2000 .....................................     1.40%     1,152    11.528099        13,280         0.21%       -2.04%

Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2003 .....................................     1.40%     3,660     6.311793        23,101         0.67%       12.09%
   2002 .....................................     1.40%     3,807     6.297240        23,974         0.84%       -0.14%
   2001 .....................................     1.40%     3,807     7.854381        29,902         0.25%       -9.42%
   2000 .....................................     1.40%       312    10.152577         3,168         0.00%       -4.37%

Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
   2003 .....................................     1.40%       357     8.977800         3,205         0.00%       20.68%

Gartmore GVIT Emerging Markets Fund - Class I
   2003 .....................................     1.40%     1,816     7.827447        14,215         0.29%       15.38%
   2002 .....................................     1.40%     1,004     7.859667         7,891         0.05%       -0.03%
   2001 .....................................     1.40%     1,004     8.794814         8,830         0.50%        1.29%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

                                                Contract                                           Investment
                                                Expense                Unit         Contract         Income         Total
                                                  Rate*     Units    Fair Value   Owners' Equity     Ratio**      Return***
                                                --------   ------   -----------   --------------   ----------   ------------
Gartmore GVIT Global Health Sciences Fund - Class I
   2003 .....................................     1.40%     1,115    $10.369164      $ 11,562         0.00%        25.50%

Gartmore GVIT Global Technology and Communications Fund - Class I
   2003 .....................................     1.40%       944      2.389340         2,256         0.00%        25.07%
   2002 .....................................     1.40%     1,514      2.286605         3,462         0.64%        -0.32%
   2001 .....................................     1.40%     1,021      4.221006         4,310         0.00%       -29.62%

Gartmore GVIT Government Bond Fund - Class I
   2003 .....................................     1.40%    19,851     13.063809       259,330         1.95%         2.41%
   2002 .....................................     1.40%    15,083     12.060966       181,916         2.29%         0.03%
   2001 .....................................     1.40%    17,777     11.212547       199,325         2.80%         1.71%

Gartmore GVIT Growth Fund - Class I
   2003 .....................................     1.40%    10,487      4.306319        45,160         0.00%        14.23%
   2002 .....................................     1.40%    10,487      4.413145        46,281         0.00%        -0.18%
   2001 .....................................     1.40%     9,691      5.914793        57,320         0.00%       -21.88%
   2000 .....................................     1.40%       106     10.456340         1,108         0.25%         0.05%

Gartmore GVIT Money Market Fund - Class I
   2003 .....................................     1.40%    23,287     10.718874       249,610         0.37%        -0.33%
   2002 .....................................     1.40%    26,760     10.768104       288,154         0.64%         0.00%
   2001 .....................................     1.40%    47,856     10.718702       512,954         2.56%         1.60%
   2000 .....................................     1.40%    58,149     10.302795       599,097         1.63%         2.10%

Gartmore GVIT Nationwide(R) Leaders Fund - Class I
   2003 .....................................     1.40%       125      8.899196         1,112         0.22%         6.28%

Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
   2003 .....................................     1.40%       377      9.170488         3,457         0.03%        13.97%
   2002 .....................................     1.40%       377      9.260149         3,491         0.00%        -0.15%
   2001 .....................................     1.40%       377     11.330376         4,272         0.32%        -1.16%
   2000 .....................................     1.40%       377     10.589683         3,992         0.81%        -1.97%

Gartmore GVIT Small Cap Growth Fund - Class I
   2003 .....................................     1.40%     2,912      9.065527        26,399         0.00%        15.03%
   2002 .....................................     1.40%     4,071      9.581284        39,005         0.00%        -0.20%
   2001 .....................................     1.40%     4,223     12.850870        54,269         0.00%        -5.72%

Gartmore GVIT Small Cap Value Fund - Class I
   2003 .....................................     1.40%     7,928     13.107940       103,920         0.00%        18.44%
   2002 .....................................     1.40%    11,093     13.414576       148,808         0.00%        -0.13%
   2001 .....................................     1.40%     5,941     15.855124        94,195         0.00%        30.12%
   2000 .....................................     1.40%       365     12.249841         4,471         0.00%        10.23%

Gartmore GVIT Small Company Fund - Class I
   2003 .....................................     1.40%     7,851     12.146614        95,363         0.00%        14.38%
   2002 .....................................     1.40%     8,246     12.375664       102,050         0.00%        -0.05%
   2001 .....................................     1.40%     7,774     13.874605       107,861         0.12%        -2.04%
   2000 .....................................     1.40%       262     14.096176         3,693         0.04%         6.87%

Gartmore GVIT Total Return Fund - Class I
   2003 .....................................     1.40%    12,879      8.239906       106,122         0.39%        11.50%
   2002 .....................................     1.40%    12,664      8.468990       107,251         0.31%        -0.07%
   2001 .....................................     1.40%    12,912      9.541323       123,198         0.41%        -8.54%
   2000 .....................................     1.40%        44     11.093680           488         0.52%         2.64%

                                                Contract                                           Investment
                                                Expense                Unit         Contract         Income         Total
                                                  Rate*     Units   Fair Value    Owners' Equity     Ratio**      Return***
                                                --------   ------   -----------   --------------   ----------   ------------
Gartmore GVIT U.S. Growth Leaders Fund - Class I
   2003 .....................................     1.40%       958    $10.287840      $  9,856         0.00%        26.24%

Gartmore GVIT Worldwide Leaders Fund - Class I
   2003 .....................................     1.40%       724      6.305533         4,565         0.00%         8.73%
   2002 .....................................     1.40%       863      7.384870         6,373         1.08%        -0.06%
   2001 .....................................     1.40%       863      8.379831         7,232         1.25%       -14.91%
   2000 .....................................     1.40%       140     11.240008         1,574         2.27%        -1.33%

J. P. Morgan GVIT Balanced Fund - Class I
   2003 .....................................     1.40%     6,348      8.769694        55,670         0.85%         7.98%
   2002 .....................................     1.40%     6,348      8.536840        54,192         1.10%        -0.09%
   2001 .....................................     1.40%     3,744      9.660095        36,167         1.27%        -2.34%
   2000 .....................................     1.40%       424     10.264621         4,352         1.91%         1.97%

Janus AS - Capital Appreciation Portfolio - Service Shares
   2003 .....................................     1.40%    27,048      5.604315       151,586         0.15%         7.87%
   2002 .....................................     1.40%    29,207      5.785179       168,968         0.20%        -0.08%
   2001 .....................................     1.40%    29,207      6.976076       203,750         0.61%       -14.20%
   2000 .....................................     1.40%     2,302      9.620409        22,146         0.12%        -3.80% 01/27/00

Janus AS - Global Technology Portfolio - Service Shares
   2003 .....................................     1.40%    23,065      2.747071        63,361         0.00%        17.44%
   2002 .....................................     1.40%    23,812      2.805593        66,807         0.00%        -0.30%
   2001 .....................................     1.40%    24,129      4.778290       115,295         0.47%       -26.46%
   2000 .....................................     1.40%        54      9.752095           527         0.00%        -2.48% 01/27/00

Janus AS - International Growth Portfolio - Service Shares
   2003 .....................................     1.40%    14,055      4.766969        67,000         0.87%         5.60%
   2002 .....................................     1.40%    15,475      5.379211        83,243         0.35%        -0.13%
   2001 .....................................     1.40%    13,849      6.850791        94,877         0.53%       -16.12%
   2000 .....................................     1.40%       253     10.079107         2,550         0.00%         0.79% 01/27/00

MAS GVIT (formerly Nationwide(R) SAT Multi Sector Bond Fund - Class I)
   2003 .....................................     1.40%     2,029     12.347690        25,053         2.69%         6.96%
   2002 .....................................     1.40%     2,053     11.069065        22,725         2.85%         0.01%
   2001 .....................................     1.40%     2,130     10.637438        22,658         3.05%         0.06%

Neuberger Berman AMT - Guardian Portfolio
   2003 .....................................     1.40%       847      9.234307         7,821         0.00%        13.22%
   2002 .....................................     1.40%     1,192      9.919052        11,824         0.65%        -0.12%
   2001 .....................................     1.40%       754     11.682804         8,809         0.36%         0.88%
   2000 .....................................     1.40%       339     11.963020         4,055         0.00%         3.01%

Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2003 .....................................     1.40%     6,039      7.807803        47,151         0.00%        11.42%
   2002 .....................................     1.40%     8,694      8.273203        71,927         0.00%        -0.18%
   2001 .....................................     1.40%     7,811     11.644106        90,952         0.00%       -14.00%
   2000 .....................................     1.40%       341     16.619046         5,667         0.00%        12.01%

Neuberger Berman AMT - Partners Portfolio
   2003 .....................................     1.40%     1,350      9.068983        12,243         0.00%        16.90%
   2002 .....................................     1.40%     1,636      9.287684        15,195         0.47%        -0.10%
   2001 .....................................     1.40%     1,636     10.682229        17,476         0.37%        -1.33%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-10

                                                Contract                                          Investment
                                                 Expense               Unit         Contract        Income      Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
Oppenheimer Aggressive Growth Fund/VA - Initial Class
   2003 .....................................     1.40%    12,641   $ 6.923683      $ 87,522         0.00%       12.93%
   2002 .....................................     1.40%    13,841     7.077528        97,960         0.63%       -0.18%
   2001 .....................................     1.40%    14,259     9.212262       131,358         1.07%      -27.51%
   2000 .....................................     1.40%     1,002    17.476451        17,511         0.00%       20.36%

Oppenheimer Capital Appreciation Fund/VA - Initial Class
   2003 .....................................     1.40%    13,977     8.773446       122,626         0.42%       11.59%
   2002 .....................................     1.40%    14,109     8.748663       123,435         0.56%       -0.20%
   2001 .....................................     1.40%    14,818    11.946786       177,027         0.63%       -5.55%
   2000 .....................................     1.40%     1,212    13.969453        16,931         0.09%        8.65%

Oppenheimer Global Securities Fund/VA - Initial Class
   2003 .....................................     1.40%     6,783     7.023474        47,640         0.82%       10.93%
   2002 .....................................     1.40%     6,812     7.601882        51,784         0.50%       -0.08%
   2001 .....................................     1.40%     5,286     8.651322        45,731         1.37%       -9.02%

Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
   2003 .....................................     1.40%    22,942     7.781086       178,514         1.03%        9.58%
   2002 .....................................     1.40%    24,490     8.188386       200,534         0.68%       -0.08%
   2001 .....................................     1.40%    23,151     9.351056       216,486         0.57%       -6.61%
   2000 .....................................     1.40%     1,106    11.074463        12,248         0.18%       -0.51%

Strong GVIT Mid Cap Growth Fund - Class I
   2003 .....................................     1.40%     2,044     6.158418        12,588         0.00%       21.58%
   2002 .....................................     1.40%     3,699     6.178365        22,854         0.00%       -0.24%
   2001 .....................................     1.40%     5,416    10.164793        55,053         0.00%      -14.38%
   2000 .....................................     1.40%     2,371    14.839965        35,186         0.00%        4.30%

Strong Opportunity Fund II, Inc.
   2003 .....................................     1.40%     9,051     7.731620        69,979         0.00%       15.34%
   2002 .....................................     1.40%    10,651     7.826621        83,361         0.00%       -0.16%
   2001 .....................................     1.40%     9,418     9.720654        91,549         0.10%       -0.66%
   2000 .....................................     1.40%       402     9.621242         3,868         0.00%       -3.79% 05/01/00

Turner GVIT Growth Focus Fund - Class I
   2002 .....................................     1.40%       516     2.446987         1,263         0.00%       -0.36%
   2001 .....................................     1.40%     1,222     4.574453         5,590         0.00%      -27.65%

Van Eck WIT - Worldwide Emerging Markets Fund
   2003 .....................................     1.40%       320     9.095513         2,911         0.05%        9.64%
   2002 .....................................     1.40%       385     9.192721         3,539         0.11%        0.06%
   2001 .....................................     1.40%        97     8.824244           856         0.00%       -1.42%
   2000 .....................................     1.40%        97    13.581684         1,317         0.00%      -13.03%

Van Eck WIT - Worldwide Hard Assets Fund
   2003 .....................................     1.40%     4,018    10.148055        40,775         0.49%        5.89%
   2002 .....................................     1.40%     3,139    10.861234        34,093         0.77%        0.09%
   2001 .....................................     1.40%     3,018    10.866366        32,795         1.10%       -4.08%

Van Kampen UIF - Emerging Markets Debt Portfolio
   2003 .....................................     1.40%       188    16.968154         3,190         0.00%       16.72%
   2001 .....................................     1.40%       255    12.938213         3,299         0.00%        4.04%

                                                Contract                                          Investment
                                                 Expense               Unit         Contract        Income      Total
                                                  Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ------   ----------   --------------   ----------   ---------
Van Kampen UIF - Mid Cap Growth Portfolio
   2002 .....................................     1.40%       587   $ 4.859052     $    2,852        0.00%       -0.19%

Van Kampen UIF - U.S. Real Estate Portfolio
   2003 .....................................     1.40%     5,735    14.866964         85,262        0.00%       13.24%
   2002 .....................................     1.40%     2,440    14.718628         35,913        0.00%        0.10%
   2001 .....................................     1.40%     2,010    13.300394         26,734        0.00%        7.32%
                                                                                   ----------
Contract Owners' Equity Total By Year
   2003 ........................................................................   $3,200,206
                                                                                   ==========
   2002 ........................................................................   $3,312,007
                                                                                   ==========
   2001 ........................................................................   $3,864,362
                                                                                   ==========
   2000 ........................................................................   $  871,614
                                                                                   ==========

* This represents the contract expense rate of the variable account for the six-month period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                 ---------------
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                                                                  LANCASTER, PA
                                                                 PERMIT NO. 1793
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company